Common Stock and Warrants	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock and Warrants
16. COMMON STOCK AND WARRANTS
Prior to the Merger, RAAC had three classes of authorized common stock: Class A common stock, Class B common stock, and Class C common stock. At the time of the Merger Class B shares automatically converted to Class A shares on a one-for-one
basis. The shares of Class C common stock will automatically convert into shares of Class A common stock if the Company meets certain stock price performance thresholds following the completion of the Merger, on a one-for-one
basis.
Merger Transaction
At the time of the Merger (as discussed in Note 3, “
Merger
”), each share of Legacy Berkshire Grey common and preferred stock was converted into the right to receive 5.87585 shares of the Company’s Class A common stock.
Class A Common Stock Warrants
As the accounting acquirer, the Company is deemed to have assumed 5,166,667 warrants for Class A common stock that were sold in a private placement to RAAC Management, LLC at an exercise price of $11.50 (“Private Placement Warrants”) and 9,583,333 redeemable warrants for Class A common stock held by shareholders of RAAC at an exercise price of $11.50 (“Public Warrants”). The Public Warrants became exercisable 30 days after the consummation of the Merger and will expire five years from the consummation of the Merger or earlier upon redemption or liquidation.
The Private Placement Warrants and Public Warrants for shares of Class A common stock meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. Therefore, these warrants are classified as liabilities on the consolidated balance sheet. As of December 31, 2021, no warrants have been exercised.
As of December 31, 2021, the following Warrants were outstanding:

Warrant Type	Exercise Price	Shares
Public Warrants	$11.50	9,583,333
Private Placement Warrants	$11.50	5,166,667

Total Warrants Outstanding		14,750,000

Public Warrant Terms
Once the price per share of Class A common stock equals or exceeds $18.00 the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per Public Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (“Reference Value”) equals or exceeds $18.00 per share (as adjusted).

Once the price per share of Class A common stock equals or exceeds $10.00 the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;
•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of our Class A common stock;

•	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and

•
if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants underlying the units sold in the Initial Public Offering, except that the Private Placement Warrants will be exercisable on a cashless basis and will be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.